UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Developed Markets Strategic Investment
          Master Fund Limited (1)

Address: c/o Credit Suisse Administration Services (Ireland) Limited Kilmore House, Park Lane
          Spencer Dock, Dublin 1
          Ireland

13F File Number: 028-13736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:          Lansdowne Partners Limited Partnership
             as investment adviser
By:          Lansdowne Partners Limited,
             its general partner
By:          Yok Wah Tai
Title:       Chief Compliance Officer
Phone:       44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Yok Wah Tai                  London, England             February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


(1) Lansdowne UK Strategic Investment Master Fund Ltd. changed its name to Lansdowne Developed Markets Strategic Investment Master Fund Limited effective as of December 1, 2012.

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
--------------------            --------------------------------------
028-11089                       Lansdowne Partners Limited Partnership





SK 02575 0005 1356165